Debt (Tables)	6 Months Ended
Jun. 30, 2011
Components Of Total Indebtedness

	June 30, 2011	December 31, 2010
1.75% Convertible Senior Subordinated Notes due 2015	$379,500	$379,500
Unamortized discount on 1.75% Convertible Senior Subordinated Notes due 2015	(90,644)	(100,578)

1.75% Convertible Senior Subordinated Notes due 2015, net	$288,856	$278,922

7.00% Senior Notes due 2019	$500,000	$—
7.00% Senior Notes due 2020	$400,000	$400,000
Unamortized initial purchaser's discount	(11,079)	(13,284)

7.00% Senior Notes due 2020, net	$388,921	$386,716

7.25% Senior Notes due 2022	$400,000	$—
3.25% AMS Convertible Notes due 2036	$94,960	$—
4.00% AMS Convertible Notes due 2041	$151,887	$—
Term Loan Facility Due 2015	$—	$400,000
Term Loan A Facility Due 2016	$1,500,000	$—
Term Loan B Facility Due 2018	$700,000	$—
Other long-term debt	$5,549	$5,156

Total long-term debt, net	$4,030,173	$1,070,794

Less current portion	$601,498	$24,993

Total long-term debt, less current portion, net	$3,428,675	$1,045,801

Carrying Values Of Components Of Convertible Notes
	June 30, 2011	December 31, 2010
Principal amount of Convertible Notes	$379,500	$379,500
Unamortized discount related to the debt component(1)	(90,644)	(100,578)

Net carrying amount of the debt component	$288,856	$278,922

Carrying amount of the equity component	$142,199	$142,199

(1)	Represents the unamortized portion of the original purchaser's discount and certain other costs of the offering as well as the unamortized portion of the discount created from the separation of the debt portion of our Convertible Notes from the equity portion. This discount will be amortized to interest expense over the term of the Convertible Notes.

7.00% Senior Notes Due 2019 [Member]
Percentage Of Outstanding Principal Balance Of Non-Recourse Notes

Payment Dates (between indicated dates)	Redemption Percentage
From July 15, 2015 to and including July 14, 2016	103.500%
From July 15, 2016 to and including July 14, 2017	101.750%
From July 15, 2017 and thereafter	100.000%

7.00% Senior Notes Due 2020 [Member]
Percentage Of Outstanding Principal Balance Of Non-Recourse Notes

Payment Dates (between indicated dates)	Redemption Percentage
From December 15, 2015 to and including December 14, 2016	103.500%
From December 15, 2016 to and including December 14, 2017	102.333%
From December 15, 2017 to and including December 14, 2018	101.167%
From December 15, 2018 and thereafter	100.000%

7.25% Senior Notes Due 2022 [Member]
Percentage Of Outstanding Principal Balance Of Non-Recourse Notes

Payment Dates (between indicated dates)	Redemption Percentage
From July 15, 2016 to and including July 14, 2017	103.625%
From July 15, 2017 to and including July 14, 2018	102.417%
From July 15, 2018 to and including July 14, 2019	101.208%
From July 15, 2019 and thereafter	100.000%